Income tax benefit / (expense)	12 Months Ended
Mar. 31, 2023
Income taxes paid (refund) [abstract]
Income tax benefit / (expense)	Income tax benefit / (expense)

(EUR thousand)		For the financial year ended March 31
Income tax	Notes	2023	2022	2021
Current income tax expense		(9,947)	(5,787)	(2,147)
Adjustments in respect of current income tax of prior years(1)		5,051	4,225	(149)
Adjustments in respect of deferred income tax of prior years	27	1,144	—	—
Deferred tax benefit	27	2,702	16,174	34,167
Income tax benefit / (expense) reported in the income statement		(1,050)	14,612	31,871

(1) The adjustment in respect of current income tax of prior years for the financial year ended March 31, 2023 mainly comprises of a benefit of EUR4.2 million resulting from the reversal of a previously-recorded uncertain tax position as a consequence of the final tax assessment received from the relevant authorities; and a EUR0.6 million penalty reduction for the withholding tax on interests and license fees in Italy. For the financial year ended March 31, 2022 the current income tax adjustments of prior years mainly comprises of EUR3.9 million sourcing from the usage of tax losses to offset prior years’ taxable profits.
The below table reconciles the income tax calculated by applying the Swiss statutory tax rate applicable to the Company, to the effective taxes reported in the income statement:

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Loss before tax	(22,449)	(111,247)	(467,353)
Effective tax
Tax benefit / (expense) calculated at the Swiss statutory tax rate of 18.8% (18.8% in both FY2021/22 and 2020/21) applicable to the Company	4,221	20,919	88,096
Adjustments in respect of prior years	5,051	141	(149)
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	2,428	(124)	(590)
Expenses not deductible for tax purposes	(7,349)	(5,648)	(33,589)
Current year losses not generating deferred tax assets	(5,039)	(2,583)	(11,639)
Effect of capital reorganization	—	—	(11,958)
Effect of income taxed at different tax rates	(4,667)	(1,400)	275
Deferred tax assets recognized for future tax credits	—	—	440
Non-taxable income / gains	1,885	2,027	—
Other tax items	2,420	1,280	985
Total reported effective tax benefit / (expense)	(1,050)	14,612	31,871

(EUR thousand)		For the financial year ended March 31
Tax items recognized directly in other comprehensive income:	Note	2023	2022	2021
Tax effect on remeasurement of post-employment benefit obligations	27	86	(570)	108
Tax effect on other investments at FVOCI	27	(181)	—	—
Total tax effect		(95)	(570)	108
To be noted that the historical weighted average tax rate, based on pre-COVID-19 profits, was 24%.
Exceptional Income Tax Expenses
Italy
In February 2016 the Italian tax authorities opened a tax audit on Global Blue Italia S.r.l. (“Global Blue Italy”). A formal settlement for a total amount of EUR3.6 million was reached in April 2019 covering, among others, a dispute on withholding tax on license fee for the calendar years 2013 and 2014.
Subsequently, Global Blue signed another final settlement with the same authorities, for an amount of EUR10.9 million, payable in sixteen quarterly installments, which became legally binding on August 3, 2020, covering the findings on withholding tax on interests for the calendar years 2013 to 2017 and license fees and intercompany interest rate for the financial years ended March 31, 2016, 2017 and 2018, as well as withholding tax on license fees for calendar years 2015 to 2017.
As regards to the withholding tax on interests and license fees for the 2018 calendar year, Global Blue applied for a self-repentance procedure, and benefited from a penalty reduction, resulting in a reduction of the withholding tax due (including the reduced penalties) of EUR1.8 million (from EUR2.5 million as of March 31, 2022, and
EUR2.5 million as of March 31, 2021), payable in eight quarterly installments, and recorded as an income tax benefit.
During the financial year ended March 31, 2023, Global Blue Italy paid four installments related to the 2020 settlement, and the first installment related to the aforementioned self-repentance, for a total of EUR3.0 million.
Following the developments described in the preceding two paragraphs, the income tax payable relating to Global Blue Italy amounts to EUR6.7 million as of March 31, 2023 (EUR9.8 million as of March 31, 2022, and EUR12.4 million as of March 31, 2021).
Germany
Global Blue New Holdings Germany GmbH (“GBNHG”), as controlling entity, and Global Blue Deutschland GmbH (“GBD”), as controlled entity, entered into a profit and loss pooling agreement (hereinafter the “PLPA”) dated October 5, 2000, allowing the pooling of income and losses of both entities for corporate income and trade tax purposes. While the provisions of the PLPA allow the utilization of capital reserves built up at the level of GBD during the term of the PLPA for loss compensation (or for the profit transfer to GBNHG), such provisions, in light of a court ruling issued in April 2018, may not be permissible under German law. Even though GBD has not utilized any capital reserves as permitted by the PLPA, there is a risk that the tax authorities might challenge the effectiveness of the PLPA and, as a consequence, deny the profit and loss pooling within the German Global Blue group relating to the financial year 2019 and previous tax periods, and therefore recognized an uncertain position. An amended PLPA, from which the disputed provisions were removed, was registered in December 2019; therefore, the risk described above is only related to historical financial years.
During the financial year ended March 31, 2023, the German tax authorities issued final tax assessment notices for the financial years ended March 31, 2017, 2018 and 2019, without challenging the PLPA; consequently, the Company fully derecognized the uncertain tax position as of March 31, 2023 (EUR1.5 million as of March 31, 2022, and EUR4.1 million as of March 31, 2021).
In January 2022, the German tax authorities issued new circulars commenting on the German royalty barrier rule, which limits the deduction of royalties paid by a German taxpayer to a recipient who benefits from a preferential tax regime on intellectual property-related income. The new circulars are explicitly referring to the Swiss “mixed company” regime, applicable to Global Blue in Switzerland, until and including the financial year ending March 31, 2019 as being within the scope of the limitation. Even if in case of a tax audit Global Blue believes there are arguments to challenge the limitation, the Company recognized an uncertain tax position. Although the new transitional tax regime applicable to Global Blue from April 1, 2019 is not among the tax regimes referred to in the circulars, the uncertain tax position also covers the period up to and including the financial year ended March 31, 2022 due to some similarities with the previous tax regime.
As a result of: (i) the issuance by the German tax authorities of the final tax assessment notices for the financial years ended March 31, 2018 and 2019 without challenging the deduction of the royalties, and (ii) the exclusion of the German-source royalties from the transitional tax regime applicable from April 1, 2019, the Company derecognized the uncertain tax position in full (EUR2.7 million as of March 31, 2022, and zero as of March 31, 2021).